S000049795 [Member] Expense Example - iShares Currency Hedged MSCI EAFE Small-Cap ETF - iShares Currency Hedged MSCI EAFE Small-Cap ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 816